Income Tax Provisions (Benefits) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended							12 Months Ended
	Jan. 26, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 27, 2013	Apr. 28, 2012	Apr. 30, 2011
Current:
Federal								$ 18,270	$ 8,574	$ (44,859)
State								2,594	3,929	(2,031)
Foreign								486
Total current								21,350	12,503	(46,890)
Deferred:
Federal								(93,684)	(28,504)	8,057
State								(25,209)	(9,066)	(6,443)
Total deferred								(118,893)	(37,570)	1,614
Total	$ (1,432)	$ 306	$ (21,398)	$ (20,184)	$ 29,438	$ (3,321)	$ (31,000)	$ (97,543)	$ (25,067)	$ (45,276)